Share capital	12 Months Ended
Dec. 31, 2019
Aegon N.V [member]
Statement [LineItems]
Share capital
12 Share capital

Issued and outstanding capital	2019	2018
Common shares	253	251
Common shares B	70	70
Total share capital	323	322

Common shares	2019	2018
Authorized share capital	720	720
Number of authorized shares (in million)	6,000	6,000
Par value in cents per share	12	12

Common shares B	2019	2018
Authorized share capital	360	360
Number of authorized shares (in million)	3,000	3,000
Par value in cents per share	12	12
All issued common shares and common shares B each have a nominal value of EUR 0.12 and are fully paid up. Repayment of capital can only be initiated by the Executive Board, is subject to approval of the Supervisory Board and must be resolved by the General Meeting of Shareholders. Moreover, repayment on common shares B needs approval of the related shareholders. Refer to Other information for further information on dividend rights.
Vereniging Aegon, based in The Hague, the Netherlands, holds all of the issued and outstanding common shares B.
On December 23, 2019 Aegon N.V. repurchased 13,227,120 common shares B from Vereniging Aegon for the amount of EUR 1,384,046 based on 1/40 th
of the Value Weight Average Price of the common shares on the five trading days preceding this transaction. The repurchase of common shares B was executed to align the shareholding of Vereniging Aegon in Aegon N.V. with its special cause voting rights of 32.6%.

On May 17, 2019, Vereniging Aegon exercised its options rights to purchase 1,773,680 common shares B at fair value of a common share B (being 1/40 th
of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by the issuance of shares on May 17, 2019, in connection with the Long Term Incentive Plans for senior management.
On May 18, 2018, Vereniging Aegon exercised its options rights to purc
h
ase 1,489,200 common shares B at fair value of a common share B (being 1/40 th
of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused the issuance of shares on May 18, 2018, in connection with the Long Term Incentive Plans for senior management.
The following table shows the movement during the year in the number of common shares and common shares B:

	Common shares		Common shares B
	Number of shares		Number of shares
	(thousands)	Total amount	(thousands)	Total amount
At January 1, 2018	2,095,648	251	585,022	70
Dividend	-	-	-	-
At December 31, 2018	2,095,648	251	585,022	70
Dividend	9,491	1	-	-
At December 31, 2019	2,105,139	253	585,022	70
The following table shows the weighted average number of common shares and common shares B:

	Weighted average number of	Weighted average number of
	common shares (thousands)	common shares B (thousands)
2018	2,095,648	585,022
2019	2,098,326	585,022
The shares repurchased by Aegon N.V. during the
share-buy-back
programs to undo the dilution caused by the distribution of dividend in stock, although included in the issued and outstanding number of shares, are excluded from the calculation of the weighted average number of shares.
Long-term incentive plans
For detailed information on the Long Term Incentive Plans refer to note 14 Commissions and expenses to the consolidated financial statements of the Group.
Board remuneration
Detailed information on remuneration of active and retired members of the Executive Board including their share plans, remuneration of active and retired members of the Supervisory Board along with information about shares held in Aegon by the members of the Boards is included in note 50 Related party transactions to the consolidated financial statements of the Group and in the remuneration report on page 54.